Retirement Benefits (Schedule Of Fair Values Of Pension Plan Assets By Asset Category) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended																																12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Corporate Debt With Standard And Poors Rating Lower Than [Member]	Dec. 31, 2011 Corporate Debt With Standard And Poors Rating Lower Than [Member]	Dec. 31, 2012 Corporate Debt With Standard And Poors Rating Or Higher [Member]	Dec. 31, 2011 Corporate Debt With Standard And Poors Rating Or Higher [Member]	Dec. 31, 2012 U.S. Companies [Member]	Dec. 31, 2011 U.S. Companies [Member]	Dec. 31, 2012 International Companies [Member]	Dec. 31, 2011 International Companies [Member]	Dec. 31, 2012 Emerging Market Companies [Member]	Dec. 31, 2011 Emerging Market Companies [Member]	Dec. 31, 2012 Domestic Government Securities [Member]	Dec. 31, 2011 Domestic Government Securities [Member]	Dec. 31, 2012 Emerging Market Government Securities [Member]	Dec. 31, 2011 Emerging Market Government Securities [Member]	Dec. 31, 2012 U S Buyout Opportunities [Member]	Dec. 31, 2011 U S Buyout Opportunities [Member]	Dec. 31, 2012 European Buyout Opportunities [Member]	Dec. 31, 2011 European Buyout Opportunities [Member]	Dec. 31, 2012 Emerging Market One Zero Three To One One Two Investment Trust [Member]	Dec. 31, 2011 Emerging Market One Zero Three To One One Two Investment Trust [Member]	Dec. 31, 2012 Canadian Segregated Balanced Value [Member]	Dec. 31, 2011 Canadian Segregated Balanced Value [Member]	Dec. 31, 2012 Common Or Collective Trust [Member]	Dec. 31, 2011 Common Or Collective Trust [Member]	Dec. 31, 2012 Private Equity Funds [Member]	Dec. 31, 2011 Private Equity Funds [Member]	Dec. 31, 2010 Private Equity Funds [Member]	Dec. 31, 2012 Insurance Group Annuity Contracts [Member]	Dec. 31, 2011 Insurance Group Annuity Contracts [Member]	Dec. 31, 2010 Insurance Group Annuity Contracts [Member]	Dec. 31, 2012 Minimum [Member] Private Equity Funds [Member]	Dec. 31, 2011 Minimum [Member] Private Equity Funds [Member]	Dec. 31, 2012 Maximum [Member] Private Equity Funds [Member]	Dec. 31, 2011 Maximum [Member] Private Equity Funds [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit	Dec. 31, 2011 Pension Plans, Defined Benefit	Dec. 31, 2010 Pension Plans, Defined Benefit	Dec. 31, 2012 Pension Plans, Defined Benefit Cash and Cash Equivalents [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Cash and Cash Equivalents [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit International Markets [Member]		Dec. 31, 2011 Pension Plans, Defined Benefit International Markets [Member]		Dec. 31, 2012 Pension Plans, Defined Benefit Large Cap Companies [Member]		Dec. 31, 2011 Pension Plans, Defined Benefit Large Cap Companies [Member]		Dec. 31, 2012 Pension Plans, Defined Benefit Mid Cap Companies [Member]		Dec. 31, 2011 Pension Plans, Defined Benefit Mid Cap Companies [Member]		Dec. 31, 2012 Pension Plans, Defined Benefit Small Cap Companies [Member]		Dec. 31, 2011 Pension Plans, Defined Benefit Small Cap Companies [Member]		Dec. 31, 2012 Pension Plans, Defined Benefit Corporate Debt Securities [Member]		Dec. 31, 2011 Pension Plans, Defined Benefit Corporate Debt Securities [Member]		Dec. 31, 2012 Pension Plans, Defined Benefit US Government Debt Securities [Member]		Dec. 31, 2011 Pension Plans, Defined Benefit US Government Debt Securities [Member]		Dec. 31, 2012 Pension Plans, Defined Benefit Municipal Bonds [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Municipal Bonds [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Private Equity Funds [Member]		Dec. 31, 2011 Pension Plans, Defined Benefit Private Equity Funds [Member]		Dec. 31, 2012 Pension Plans, Defined Benefit Common/Collective And 103-12 Investment Trusts [Member]		Dec. 31, 2011 Pension Plans, Defined Benefit Common/Collective And 103-12 Investment Trusts [Member]		Dec. 31, 2012 Pension Plans, Defined Benefit Insurance Group Annuity Contracts [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Insurance Group Annuity Contracts [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Dividend And Interest Receivable [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Dividend And Interest Receivable [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Due To/From Brokers For Sale Of Securities [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Due To/From Brokers For Sale Of Securities [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Other Assets [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Other Assets [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] International Markets [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] International Markets [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Large Cap Companies [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Large Cap Companies [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Mid Cap Companies [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Mid Cap Companies [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Small Cap Companies [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Small Cap Companies [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Corporate Debt Securities [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Corporate Debt Securities [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] US Government Debt Securities [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] US Government Debt Securities [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Municipal Bonds [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Municipal Bonds [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Private Equity Funds [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Private Equity Funds [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Common/Collective And 103-12 Investment Trusts [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Common/Collective And 103-12 Investment Trusts [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Insurance Group Annuity Contracts [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Insurance Group Annuity Contracts [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Dividend And Interest Receivable [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Dividend And Interest Receivable [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Due To/From Brokers For Sale Of Securities [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Due To/From Brokers For Sale Of Securities [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Other Assets [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 [Member] Other Assets [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] International Markets [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] International Markets [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] Large Cap Companies [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] Large Cap Companies [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] Mid Cap Companies [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] Mid Cap Companies [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] Small Cap Companies [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] Small Cap Companies [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] Corporate Debt Securities [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] Corporate Debt Securities [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] US Government Debt Securities [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] US Government Debt Securities [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] Municipal Bonds [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] Municipal Bonds [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] Common/Collective And 103-12 Investment Trusts [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] Common/Collective And 103-12 Investment Trusts [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] Insurance Group Annuity Contracts [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] Insurance Group Annuity Contracts [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] Dividend And Interest Receivable [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] Dividend And Interest Receivable [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] Due To/From Brokers For Sale Of Securities [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] Due To/From Brokers For Sale Of Securities [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] Other Assets [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 2 [Member] Other Assets [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] International Markets [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] International Markets [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Large Cap Companies [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Large Cap Companies [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Mid Cap Companies [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Mid Cap Companies [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Small Cap Companies [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Small Cap Companies [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Corporate Debt Securities [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Corporate Debt Securities [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] US Government Debt Securities [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] US Government Debt Securities [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Municipal Bonds [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Municipal Bonds [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Private Equity Funds [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Private Equity Funds [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Common/Collective And 103-12 Investment Trusts [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Common/Collective And 103-12 Investment Trusts [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Insurance Group Annuity Contracts [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Insurance Group Annuity Contracts [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Dividend And Interest Receivable [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Dividend And Interest Receivable [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Due To/From Brokers For Sale Of Securities [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Due To/From Brokers For Sale Of Securities [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Other Assets [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Fair Value, Inputs, Level 3 [Member] Other Assets [Member]	Dec. 31, 2012 United Kingdom [Member] International Markets [Member]	Dec. 31, 2011 United Kingdom [Member] International Markets [Member]	Dec. 31, 2012 Japan [Member] International Markets [Member]	Dec. 31, 2011 Japan [Member] International Markets [Member]	Dec. 31, 2011 Netherlands [Member]	Dec. 31, 2012 Netherlands [Member] International Markets [Member]	Dec. 31, 2011 Republic Of Korea [Member]	Dec. 31, 2012 Republic Of Korea [Member] International Markets [Member]	Dec. 31, 2011 Germany [Member]	Dec. 31, 2012 Germany [Member] International Markets [Member]	Dec. 31, 2011 France [Member]	Dec. 31, 2012 France [Member] International Markets [Member]	Dec. 31, 2011 Switzerland [Member]	Dec. 31, 2012 Switzerland [Member] International Markets [Member]	Dec. 31, 2011 Emerging Markets [Member]	Dec. 31, 2012 Emerging Markets [Member] International Markets [Member]	Dec. 31, 2011 No Concentration Greater Than Five Percent In Any One Country [Member]	Dec. 31, 2012 No Concentration Greater Than Five Percent In Any One Country [Member] International Markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets																											$ 914	$ 920	$ 795	$ 2	$ 2	$ 3					$ 9,065	$ 8,132	$ 7,773	$ 275	$ 160	$ 2,443	[1],[2]	$ 1,939	[3],[4]	$ 1,601	[1]	$ 1,462	[4]	$ 216	[1]	$ 221	[4]	$ 21	[1]	$ 17	[4]	$ 2,094	[5]	$ 1,866	[6]	$ 1,172	[7]	$ 1,205	[8]	$ 57	$ 52	$ 914	[9]	$ 920	[10]	$ 229	[11]	$ 172	[12]	$ 2	$ 2	$ 38	$ 42	$ 1	$ 72	$ 2	$ 2	$ 4,597	$ 3,915	$ 275	$ 160	$ 2,443	$ 1,939	$ 1,601	$ 1,462	$ 216	$ 221	$ 21	$ 17	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 38	$ 42	$ 1	$ 72	$ 2	$ 2	$ 3,552	$ 3,295	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 2,094	$ 1,866	$ 1,172	$ 1,205	$ 57	$ 52	$ 229	$ 172	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 916	$ 922	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 914	$ 920	$ 0	$ 0	$ 2	$ 2	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Defined Benefit Plan, Actual Plan Asset Allocations			79.00%	83.00%	21.00%	17.00%	81.00%	80.00%	16.00%	18.00%	3.00%	2.00%	88.00%	89.00%	12.00%	11.00%	92.00%	92.00%	8.00%	8.00%	74.00%	71.00%	14.00%	16.00%	12.00%	13.00%																																																																																																																																																20.00%	22.00%	9.00%	10.00%	5.00%	5.00%	5.00%	5.00%	6.00%	8.00%	9.00%	9.00%	7.00%	8.00%	13.00%	15.00%	23.00%	22.00%
Estimated year of liquidation of underlying assets																																	1	1	10	10
Defined benefit plan master trust future funding commitments	$ 331	$ 335
Master trust future funding commitments period, years	10	10

[1]	b) There are no significant concentration of holdings by company or industry.
[2]	Holdings are diversified as follows: 20 percent United Kingdom, 9 percent Japan, 9 percent France, 8 percent Switzerland, 8 percent Germany, 5 percent Netherlands, 5 percent Republic of Korea, 15 percent emerging markets and the remaining 22 percent with no concentration greater than 5 percent in any one country.
[3]	a) Holdings are diversified as follows: 22 percent United Kingdom, 10 percent Japan, 9 percent France, 7 percent Switzerland, 6 percent Germany, 5 percent Netherlands, 5 percent Republic of Korea, 13 percent emerging markets and the remaining 23 percent with no concentration greater than 5 percent in any one country.
[4]	There are no significant concentration of holdings by company or industry.
[5]	c) Includes approximately 79 percent investments in corporate debt with a Standard and Poor's (S&P) rating lower than A and 21 percent investments in corporate debt with an S&P rating A or higher. Holdings include 81 percent U.S. companies, 16 percent international companies and 3 percent emerging market companies.
[6]	c) Includes approximately 83 percent investments in corporate debt with a Standard and Poor's (S&P) rating lower than A and 17 percent investments in corporate debt with an S&P rating A or higher. Holdings include 80 percent U.S. companies, 18 percent international companies and 2 percent emerging market companies.
[7]	d) Includes approximately 88 percent investments in U.S. domestic government securities and 12 percent in emerging market government securities. There are no significant foreign currency risks within this classification.
[8]	d) Includes approximately 89 percent investments in U.S. domestic government securities and 11 percent in emerging market government securities. There are no significant foreign currency risks within this classification.
[9]	e) Includes limited partnerships that invest primarily in U.S. (92 percent) and European (8 percent) buyout opportunities of a range of privately held companies. The Master Trust does not have the right to redeem its limited partnership investment at its net asset value. Instead, the Master Trust receives distributions as the underlying assets are liquidated. It is estimated that the underlying assets of these funds will be gradually liquidated over the next 1 to 10 years. Additionally, the Master Trust has future funding commitments of approximately $331 million over the next 10 years.
[10]	e) Includes limited partnerships that invest primarily in U.S. (92 percent) and European (8 percent) buyout opportunities of a range of privately held companies. The Master Trust does not have the right to redeem its limited partnership investment at its net asset value. Instead, the Master Trust receives distributions as the underlying assets are liquidated. It is estimated that the underlying assets of these funds will be gradually liquidated over the next 1 to 10 years. Additionally, the Master Trust has future funding commitments of approximately $335 million over the next 10 years.
[11]	f) Investment includes 74 percent in an emerging market 103-12 investment trust with investments in emerging country equity securities, 14 percent in Canadian segregated balanced value, income growth and diversified pooled funds and 12 percent in a common/collective trust investing in securities of smaller companies located outside the U.S., including developing markets. Requests for withdrawals must meet specific requirements with advance notice of redemption preferred.
[12]	f) Investment includes 71 percent in an emerging market 103-12 investment trust with investments in emerging country equity securities, 16 percent in Canadian segregated balanced value, income growth and diversified pooled funds and 13 percent in a common/collective trust investing in securities of smaller companies located outside the U.S., including developing markets. Requests for withdrawals must meet specific requirements with advance notice of redemption preferred.